CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Exploration Stage [Member]	Unvested Issued Common Stock [Member]	Total
Balance, amount at Jun. 30, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2007	0
November 28, 2007 Subscribed for cash at $0.0001, value	31,500	(27,000)			4,500
November 28, 2007 Subscribed for cash at $0.0001, shares	31,500,000
Dec. 18, 2007 - Subscribed for cash at $0.0001, value	11,200	(3,200)			8,000
Dec. 18, 2007 - Subscribed for cash at $0.0001, shares	11,200,000
Jan. 18, 2008 - Subscribed for cash at $0.0001, value	8,750	3,750			12,500
Jan. 18, 2008 - Subscribed for cash at $0.0001, shares	8,750,000
Net loss			(8,583)		(8,583)
Balance, amount at Mar. 31, 2008	51,450	(26,450)	(8,583)		16,417
Balance, shares at Mar. 31, 2008	51,450,000
Net loss			(38,112)		(38,112)
Balance, amount at Mar. 31, 2009	51,450	(26,450)	(46,695)		(21,695)
Balance, shares at Mar. 31, 2009	51,450,000
Net loss			(28,292)		(28,292)
Balance, amount at Mar. 31, 2010	51,450	(26,450)	(74,987)		(49,987)
Balance, shares at Mar. 31, 2010	51,450,000
Net loss			(35,275)		(35,275)
Balance, amount at Mar. 31, 2011	51,450	(26,450)	(110,262)		(85,262)
Balance, shares at Mar. 31, 2011	51,450,000
Subscribed for cash at $1.00, value	200	199,800			200,000
Subscribed for cash at $1.00, shares	200,000
Beneficial Conversion Feature of convertible Debt		177,404			177,404
Stock based compensation		979,880			979,880
Net loss			(1,321,253)		(1,321,253)
Balance, amount at Mar. 31, 2012	51,650	1,330,634	(1,431,515)		(49,231)
Balance, shares at Mar. 31, 2012	51,650,000
Subscribed for cash at $1.00, value	425	424,575			425,000
Subscribed for cash at $1.00, shares	425,000
Common stock issued upon May 25, 2012 conversion of notes payable	214	106,790			107,004
Common stock issued upon May 25, 2012 conversion of notes payable, shares	214,008
Common stock issued to employees and director, unvested value	700	188,300		(168,750)	20,250
Common stock issued to employees and director, unvested shares	700,000
Stock based compensation		688,126			688,126
Common stock issued upon exercise of options, value	850	174,150			175,000
Common stock issued upon exercise of options, shares	850,000				(850,000)
Common stock issued as payment of accrued interest, value	36	26,214			26,250
Common stock issued as payment of accrued interest, shares	35,816
Net loss			(1,772,035)		(1,772,035)
Balance, amount at Dec. 31, 2012	$ 53,875	$ 2,938,789	$ (3,203,550)	$ (168,750)	$ (379,636)
Balance, shares at Dec. 31, 2012	53,874,824